Victory Growth & Income Fund Expense Example - Victory Growth & Income Fund	Apr. 30, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	$ 1,466